                               Janus Income Funds
                             Janus High-Yield Fund
                           Janus Short-Term Bond Fund

                         Supplement dated July 10, 2003
                       to Currently Effective Prospectus

Effective July 14, 2003, the following supplements the information in the "Portfolio Managers" section of the Prospectus:

Sandy R. Rufenacht is no longer Executive Vice President or Portfolio Manager of Janus High-Yield Fund and Janus Short-Term Bond Fund.

Michael C. Buchanan has assumed the duties of Executive Vice President and Portfolio Manager of Janus High-Yield Fund. Mr. Buchanan joined Janus Capital in July 2003 as a Portfolio Manager. Prior to joining Janus, he was a Portfolio Manager and Head of High-Yield Trading for BlackRock Financial Management from 1998 to 2003. Prior to that, Mr. Buchanan worked at Conseco Capital Management for over seven years (1990-1998) where he served as a high-yield research analyst and trader before being promoted in 1995 to oversee the high-yield, emerging market and investment grade corporate trading desk. Mr. Buchanan holds Bachelor's degrees in Business Economics and Organizational Behavior/Management from Brown University. He has earned the right to use the Chartered Financial Analyst designation.

Gibson Smith has assumed the duties of Executive Vice President and Portfolio Manager of Janus Short-Term Bond Fund. Mr. Smith is also Assistant Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Prior to joining Janus, Mr. Smith worked in the fixed-income division at Morgan Stanley from 1991 to 2001. Mr. Smith holds a Bachelor's degree in Economics from the University of Colorado at Boulder.

111-31-037 7/03

                             Janus High-Yield Fund
                         Supplement dated July 10, 2003
                       to Currently Effective Prospectus

Effective July 14, 2003, the following supplements the information in the "Portfolio Manager" section of the Prospectus:

Sandy R. Rufenacht is no longer Executive Vice President or Portfolio Manager of Janus High-Yield Fund.

Michael C. Buchanan has assumed the duties of Executive Vice President and Portfolio Manager of Janus High-Yield Fund. Mr. Buchanan joined Janus Capital in July 2003 as a Portfolio Manager. Prior to joining Janus, he was a Portfolio Manager and Head of High-Yield Trading for BlackRock Financial Management from 1998 to 2003. Prior to that, Mr. Buchanan worked at Conseco Capital Management for over seven years (1990-1998) where he served as a high-yield research analyst and trader before being promoted in 1995 to oversee the high-yield, emerging market and investment grade corporate trading desk. Mr. Buchanan holds Bachelor's degrees in Business Economics and Organizational Behavior/Management from Brown University. He has earned the right to use the Chartered Financial Analyst designation.

111-31-038 7/03